UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund
(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500 Miami, FL 33131
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	73.4%
1 Yr. Constant Maturity Treasury Based ARMS	44.7%
Fannie Mae
2.51%		7/1/28	$1,848,918	$1,944,877
2.11%		8/1/29	1,479,947	1,537,024
2.32%		3/1/30	206,767	216,733
2.37%		5/1/33	694,279	732,815
2.49%		9/1/33	2,330,685	2,450,359
2.32%		1/1/35	5,976,643	6,338,678
2.38%		1/1/35	4,792,857	5,098,397
2.80%		9/1/36	12,126,962	13,001,025
2.84%		6/1/37	17,927,876	19,194,391
2.32%		9/1/38	8,023,469	8,553,523
2.71%		9/1/38	20,638,949	22,102,560
2.91%		5/25/42	5,518,048	5,773,181
Fannie Mae Grantor Trust
3.49%		5/25/42	7,311,175	7,461,997
2.86%		8/25/43	8,754,710	9,043,528
Fannie Mae Whole Loan
3.06%		8/25/42	8,340,245	8,959,350
3.64%		8/25/42	3,170,991	3,384,620
2.75%		4/25/45	15,100,812	16,217,805
FHLMC Structured Pass-Through Securities
3.30%		3/25/44	2,137,151	2,183,187
Freddie Mac
2.25%		10/1/22	510,083	524,475
2.29%		9/1/27	912,385	945,219
2.26%		9/1/28	6,588,691	6,877,843
2.26%		9/1/30	514,369	529,216
2.38%		7/1/31	3,266,535	3,383,380
				146,454,183
12 Mo. London Interbank Offering Rate (LIBOR)	14.5%
Fannie Mae
2.75%		8/1/37	27,590,321	29,563,139
4.31%		5/1/39	16,747,573	17,932,883
				47,496,022

See notes to Schedules of Investments.

1

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.41%		6/1/21	$752,301	$760,210
1.86%		12/1/24	1,343,201	1,382,530
Freddie Mac
2.10%		1/1/26	545,407	565,369
				2,708,109
6 Mo. London Interbank Offering Rate (LIBOR)	3.9%
Fannie Mae
2.03%		9/1/27	2,517,163	2,596,197
1.94%		3/1/28	2,809,795	2,900,981
2.40%		6/1/28	351,546	368,011
1.95%		9/1/33	1,323,333	1,365,852
1.94%		11/1/33	2,216,463	2,290,704
1.98%		11/1/33	964,816	999,954
Freddie Mac
2.77%		9/1/30	2,116,090	2,267,593
				12,789,292
Cost of Funds Index Based ARMS	9.5%
Fannie Mae
3.23%		2/1/28	10,392,183	11,016,237
2.26%		8/1/33	6,590,517	6,877,865
2.96%		11/1/36	7,036,350	7,546,247
2.25%		6/1/38	5,592,427	5,838,293
				31,278,642
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				240,726,248
FIXED RATE MORTGAGE-RELATED SECURITIES	22.5%
15 Yr. Securities	2.8%
Fannie Mae
2.50%		10/1/27	6,015,771	6,254,525
2.50%		10/1/27	2,678,498	2,784,803
				9,039,328

See notes to Schedules of Investments.

2

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
30 Yr. Securities	2.5%
Fannie Mae
4.00%		8/1/42	$4,830,531	$5,339,872
Government National Mortgage Association
4.00%		12/15/41	2,631,118	2,864,541
				8,204,413
Collateralized Mortgage Obligations	17.2%
Fannie Mae
5.00%		2/25/18	2,971,425	3,156,474
4.00%		10/25/23	1,731,092	1,796,200
5.00%		3/25/24	3,967,762	4,255,877
4.50%		6/25/36	9,485,772	9,889,401
4.00%		8/25/37	3,246,639	3,418,779
Freddie Mac
4.00%		6/15/36	10,252,210	10,560,247
Government National Mortgage Association
5.00%		8/20/35	3,771,569	3,792,193
4.50%		11/20/36	1,685,114	1,699,556
4.00%		6/20/39	16,789,808	17,808,613
				56,377,340
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				73,621,081
U.S. GOVERNMENT AGENCIES	0.5%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	1,463,665	1,495,683
TOTAL U.S. GOVERNMENT AGENCIES				1,495,683

See notes to Schedules of Investments.

3

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		2,675	$2,675
TOTAL INVESTMENT COMPANIES			2,675
REPURCHASE AGREEMENTS	1.4%
Bank of America, 0.13%, (Agreement dated 1/31/13 to be repurchased at $4,707,017 on 2/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 3.00% - 3.50%, with a value of $4,801,141, due at 10/15/42 - 1/20/43)		4,707,000	4,707,000
TOTAL REPURCHASE AGREEMENTS			4,707,000
TOTAL INVESTMENTS (Cost $313,502,845)(b)	97.8%		320,552,687
NET OTHER ASSETS (LIABILITIES)	2.2%		7,189,719
NET ASSETS	100.0%		$327,742,406

*	The rates presented are the rates in effect at January 31, 2013.

(a)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.
FHLMC - Federal Home Loan Mortgage Corporation.

See notes to Schedules of Investments.

4

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	77.9%
1 Yr. Constant Maturity Treasury Based ARMS	55.2%
Fannie Mae
2.31%		10/1/28	$120,601	$125,917
2.68%		12/1/30	365,871	388,777
2.27%		7/1/33	501,126	521,701
2.71%		9/1/38	897,449	961,092
Freddie Mac
2.37%		11/1/28	109,708	115,655
2.89%		1/1/29	494,487	527,379
2.29%		7/1/30	353,580	369,376
2.38%		9/1/30	75,078	79,416
2.56%		8/1/31	770,646	809,003
				3,898,316
12 Mo. London Interbank Offering Rate (LIBOR)	22.7%
Fannie Mae
2.75%		8/1/37	1,419,711	1,521,227
4.31%		5/1/39	80,099	85,768
				1,606,995
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				5,505,311
FIXED RATE MORTGAGE-RELATED SECURITIES	14.4%
15 Yr. Securities	14.4%
Fannie Mae
2.50%		10/1/27	979,345	1,018,213
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				1,018,213

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	7.3%
Northern Institutional Treasury Portfolio, 0.01%		512,582	$512,582
TOTAL INVESTMENT COMPANIES			512,582

See notes to Schedules of Investments.

5

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS
(Cost $6,927,636) (a)	99.6%		$7,036,106
OTHER NET ASSETS (LIABILITIES)	0.4%		25,895
NET ASSETS	100.0%		$7,062,001

*	The rates presented are the rates in effect at January 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

6

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	36.3%
1 Yr. Constant Maturity Treasury Based ARMS	33.4%
Fannie Mae
2.55%		5/1/31	$540,013	$572,571
2.38%		1/1/35	409,923	436,055
2.80%		9/1/36	564,045	604,699
2.71%		9/1/38	1,607,930	1,721,956
Fannie Mae Grantor Trust
3.49%		5/25/42	827,606	844,679
2.86%		8/25/43	1,709,638	1,766,039
Freddie Mac
2.36%		3/1/27	266,353	278,609
2.56%		8/1/31	1,123,990	1,179,934
				7,404,542
12 Mo. London Interbank Offering Rate (LIBOR)	2.9%
Fannie Mae
4.31%		5/1/39	600,742	643,260
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,047,802
FIXED RATE MORTGAGE-RELATED SECURITIES	57.5%
10 Yr. Securities	8.0%
Fannie Mae
3.50%		7/1/21	1,679,016	1,776,085
15 Yr. Securities	26.0%
Fannie Mae
3.00%		1/1/27	3,549,036	3,730,371
2.50%		10/1/27	1,958,690	2,036,426
Freddie Mac
8.00%		12/17/15	11,075	11,570
				5,778,367
30 Yr. Securities	6.3%
Government National Mortgage Association
3.50%		9/15/42	1,292,198	1,401,682
Collateralized Mortgage Obligations	17.2%
Fannie Mae
4.00%		8/25/37	811,660	854,695

See notes to Schedules of Investments.

7

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Freddie Mac
4.50%		4/15/19	$2,534,515	$2,674,505
Government National Mortgage Association
3.96%		6/16/31	93,547	94,951
4.50%		11/20/36	196,152	197,833
				3,821,984

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				12,778,118

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			479	$479
TOTAL INVESTMENT COMPANIES				479

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	6.1%
Bank of America, 0.13%, (Agreement dated 1/31/13 to be repurchased at $1,351,005 on 2/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 3.50%, with a value of $1,378,021, due at 10/15/42)			$1,351,000	$1,351,000
TOTAL REPURCHASE AGREEMENTS				1,351,000
TOTAL INVESTMENTS (Cost $ 21,824,711) (a)	99.9%			22,177,399
NET OTHER ASSETS (LIABILITIES)	0.1%			31,859
NET ASSETS	100.0%			$22,209,258

*	The rates presented are the rates in effect at January 31, 2013.

(a)	Represents cost for financial reporting purposes.

See notes to Schedules of Investments.

8

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	14.2%
1 Yr. Constant Maturity Treasury Based ARMS	11.6%
Fannie Mae
2.52%		7/1/37	$1,497,524	$1,602,846
2.71%		9/1/38	1,233,993	1,321,501
				2,924,347
12 Mo. London Interbank Offering Rate (LIBOR)	2.6%
Fannie Mae
4.31%		5/1/39	600,742	643,260
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,567,607
FIXED RATE MORTGAGE-RELATED SECURITIES	75.8%
10 Yr. Securities	5.7%
Fannie Mae
3.50%		7/1/21	1,343,213	1,420,868
15 Yr. Securities	32.8%
Fannie Mae
7.00%		3/1/15	16,011	16,663
7.00%		3/1/15	17,541	18,255
7.00%		3/1/15	31,800	33,041
7.50%		11/1/15	33,607	35,408
6.50%		1/1/16	23,922	25,013
6.00%		6/1/16	106,907	113,781
6.00%		7/1/17	78,693	85,286
6.00%		7/1/17	138,080	148,816
2.50%		2/1/26	572,994	593,944
3.00%		9/1/26	4,260,945	4,478,654
2.50%		10/1/27	2,448,362	2,545,533
Freddie Mac
6.00%		6/1/17	152,780	164,890
				8,259,284
30 Yr. Securities	34.7%
Freddie Mac
3.50%		11/1/41	2,498,464	2,627,344
3.00%		8/1/42	3,313,543	3,409,801

See notes to Schedules of Investments.

9

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Government National Mortgage Association
3.50%		8/15/42	$2,484,111	$2,694,582
				8,731,727
Collateralized Mortgage Obligations	2.6%
Fannie Mae
4.00%		10/25/32	404,827	420,111

Government National Mortgage Association
4.50%		11/20/36	222,886	224,796
				644,907
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				19,056,786
U.S. GOVERNMENT AGENCIES	0.7%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	182,958	186,960
TOTAL U.S. GOVERNMENT AGENCIES				186,960

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.2%
Northern Institutional Treasury Portfolio, 0.01%		817,307	$817,307
TOTAL INVESTMENT COMPANIES			817,307
TOTAL INVESTMENTS (Cost $23,240,951)(b)	93.9%		23,628,660
NET OTHER ASSETS (LIABILITIES)	6.1%		1,523,692
NET ASSETS	100.0%		$25,152,352

*	The rates presented are the rates in effect at January 31, 2013.

(a)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

10

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	24.5%
1 Yr. Constant Maturity Treasury Based ARMS	21.3%
Fannie Mae
2.52%		7/1/37	$2,338,373	$2,502,834
2.71%		9/1/38	1,794,899	1,922,184
				4,425,018
HYBRID ARMS	3.2%
Freddie Mac
2.65%		11/1/36	621,031	650,807
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
				5,075,825
FIXED RATE MORTGAGE-RELATED SECURITIES	66.6%

10 Yr. Securities	1.7%
Fannie Mae
3.50%		7/1/21	335,803	355,217

15 Yr. Securities	12.0%
Fannie Mae
7.00%		3/1/15	22,023	22,920
2.50%		2/1/26	572,994	593,944
3.00%		9/1/26	1,065,236	1,119,663
2.50%		10/1/27	734,509	763,660
				2,500,187
30 Yr. Securities	39.3%
Fannie Mae
5.00%		3/1/38	232,042	250,298
Freddie Mac
3.00%		8/1/42	6,153,722	6,332,488
Government National Mortgage Association
7.50%		2/15/24	61,511	70,888
7.00%		4/15/27	84,561	97,562
6.00%		1/15/29	94,978	106,809

See notes to Schedules of Investments.

11

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
3.50%		8/15/42	$497,771	$539,946
3.50%		9/15/42	695,689	754,632
				8,152,623

Collateralized Mortgage Obligations	13.6%
Fannie Mae
4.00%		1/25/33	36,139	36,995
Freddie Mac
4.50%		4/15/19	2,543,032	2,683,492
4.00%		3/15/33	85,338	91,205
				2,811,692
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,819,719
U.S. GOVERNMENT AGENCIES	0.9%
FDIC Structured Sale Guaranteed Notes 3.00%(a)		9/30/19	182,958	186,960
TOTAL U.S. GOVERNMENT AGENCIES				186,960

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			2,148	$2,148
TOTAL INVESTMENT COMPANIES				2,148

See notes to Schedules of Investments.

12

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	4.8%
Bank of America, 0.13%, (Agreement dated 1/31/13 to be repurchased at $1,004,004 on 2/1/13. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.5%, with a value of $1,024,080, due at 10/15/42)		$1,004,000	$1,004,000
TOTAL REPURCHASE AGREEMENTS			1,004,000
TOTAL INVESTMENTS (Cost $ 19,761,918)(b)	96.8%		20,088,652
NET OTHER ASSETS (LIABILITIES)	3.2%		660,860
NET ASSETS	100.0%		$20,749,512

*	The rates presented are the rates in effect at January 31, 2013.

(a)
 Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FDIC - Federal Deposit Insurance Corporation.

See notes to Schedules of Investments.

13

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	93.9%
Aerospace & Defense	5.1%
General Dynamics Corp.		15,000	$994,500
United Technologies Corp.		40,000	3,502,800
			4,497,300
Air Freight & Logistics	3.6%
United Parcel Service, Inc.		40,000	3,171,600
Beverages	8.3%
Coca-Cola Co.		100,000	3,724,000
PepsiCo, Inc.		50,000	3,642,500
			7,366,500
Chemicals	3.9%
Du Pont (E.I.) De Nemours		44,000	2,087,800
Praxair, Inc.		12,000	1,324,440
			3,412,240
Commercial Banks	4.3%
Wells Fargo & Co.		110,000	3,831,300
Diversified Financial Services	3.3%
American Express Co.		50,000	2,940,500
Food & Staples Retailing	5.7%
Sysco Corp.		50,000	1,588,500
Wal-Mart Stores, Inc.		50,000	3,497,500
			5,086,000
Food Products	2.8%
General Mills, Inc.		60,000	2,516,400
Health Care Equipment & Supplies	5.5%
Becton, Dickinson & Co.		30,000	2,521,200
Medtronic, Inc.		50,000	2,330,000
			4,851,200
Hotels, Restaurants & Leisure	4.3%
McDonald’s Corp.		40,000	3,811,600
Household Products	4.2%
Procter & Gamble		50,000	3,758,000
Industrial Conglomerates	7.8%
3M Company		35,000	3,519,250

See notes to Schedule of Investments.

14

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

	Percentage
	of Net
	Assets	Shares	Value
General Electric Co.		150,000	$3,342,000
			6,861,250
Insurance	4.9%
Berkshire Hathaway, Inc.(a)		30	4,376,250
IT Services	6.1%
Automatic Data Processing		30,000	1,778,700
International Business Machines Corp.		18,000	3,655,260
			5,433,960
Media	3.7%
The Walt Disney Company		60,000	3,232,800
Oil & Gas Consumable Fuels	8.2%
Chevron Corp.		32,000	3,684,800
Exxon Mobil Corp.		40,000	3,598,800
			7,283,600
Pharmaceuticals	6.3%
Abbott Laboratories		50,000	1,694,000
Johnson & Johnson		52,000	3,843,840
			5,537,840
Software	3.9%
Microsoft Corp.		125,000	3,433,750
Specialty Retail	2.0%
TJX Companies		40,000	1,807,200
TOTAL COMMON STOCKS			83,209,290

See notes to Schedule of Investments.

15

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	6.1%
Northern Institutional Treasury Portfolio, 0.01%		5,388,113	$5,388,113
TOTAL INVESTMENT COMPANIES			5,388,113
TOTAL INVESTMENTS (Cost $57,195,288) (b)	100.0%		88,597,403
NET OTHER ASSETS (LIABILITIES)	0.0%		15,468
NET ASSETS	100.0%		$88,612,871

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

See notes to Schedule of Investments.

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ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of January 31, 2013, the Trust is authorized to issue an unlimited number of shares in six separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board of Trustees of the Trust (“Board”) as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of

17

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013

the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

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ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2013

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Quoted	Observable	Unobservable
Portfolio	Prices	Inputs	Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$-	$314,347,329	$-	$314,347,329
U.S. Government Agencies	-	1,495,683	-	1,495,683
Repurchase Agreements	-	4,707,000	-	4,707,000
Investment Companies	2,675	-	-	2,675
Total Investments				320,552,687
Ultra Short Fund
U.S. Government Agency Mortgages	-	6,523,524	-	6,523,524
Investment Companies	512,582	-	-	512,582
Total Investments				7,036,106
Short U.S. Government Fund
U.S. Government Agency Mortgages	-	20,825,920	-	20,825,920
Repurchase Agreements	-	1,351,000	-	1,351,000
Investment Companies	479	-	-	479
Total Investments				22,177,399
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	-	22,624,393	-	22,624,393
U.S. Government Agencies	-	186,960	-	186,960
Investment Companies	817,307	-	-	817,307
Total Investments				23,628,660
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	-	18,895,544	-	18,895,544
U.S. Government Agencies	-	186,960	-	186,960
Repurchase Agreements	-	1,004,000	-	1,004,000
Investment Companies	2,148	-	-	2,148
Total Investments				20,088,652
Large Cap Equity Fund
Common Stocks	83,209,290	-	-	83,209,290
Investment Companies	5,388,113	-	-	5,388,113
Total Investments				$88,597,403

As of January 31, 2013, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of January 31, 2013, based on levels assigned to securities on October 31, 2012.

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ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS January 31, 2013

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund and Large Cap Equity fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the funds as of January 31, 2013

FEDERAL INCOME TAX INFORMATION

As of January 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

			Tax	Net Unrealized
		Tax Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$313,503,956	$7,976,587	$(927,856)	$7,048,731
AMF Ultra Short Fund	6,927,636	125,677	(17,207)	108,470
AMF Short U.S. Government Fund	21,825,675	420,065	(68,341)	351,724
AMF Intermediate Mortgage Fund	23,241,722	473,644	(86,706)	386,938
AMF U.S. Government Mortgage Fund	19,761,918	405,448	(78,714)	326,734
AMF Large Cap Equity Fund	57,195,288	33,174,600	(1,772,485)	31,402,115

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar, Treasurer

Date: March 27, 2013

By (Signature and Title)

/s/ Rodger Shay, Jr.

Rodger Shay, Jr., President

Date: March 27, 2013